Document and Entity Information	Apr. 02, 2024
Cover [Abstract]
Entity Registrant Name	ChampionX Corp
Amendment Flag	true
Entity Central Index Key	0001723089
Document Type	8-K/A
Document Period End Date	Apr. 02, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-38441
Entity Tax Identification Number	82-3066826
Entity Address, Address Line One	2445 Technology Forest Blvd
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	12th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(281)
Local Phone Number	403-5772
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by ChampionX Corporation, a Delaware corporation (“ChampionX”) with the Securities and Exchange Commission on April 2, 2024 (the “April 2 Current Report”), in which ChampionX reported, among other events, the execution of the Merger Agreement (as defined below). The April 2 Current Report incorrectly stated that the Merger Agreement was attached to the April 2 Current Report. The Amendment No. 1 is being filed to amend only Item 1.01 and to attach the Merger Agreement previously summarized in Item 1.01 as Exhibit 2.1.